Annual Fund Operating Expenses - Hartford International Equity Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	0.99%
Class C
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual fund operating expenses	1.76%
Class I
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.63%
Class R3
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual fund operating expenses	1.24%
Class R4
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	0.95%
Class R5
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.66%
Class R6
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.55%
Class Y
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.65%
Class F
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.54%